Note 9 - Taxes Recoverable and Payable 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Taxes Recoverable and Payable [Table Text Block]
	March 31,	December 31,
	2026	2025
	(in thousands)
Taxes recoverable	$12	$12
Total	$12	$12

	Year Ended December 31,
	2025	2024
	(in thousands)
Taxes recoverable	$12	$347
Less: Taxes payable	-	(14)
Total	$12	$333